Label	Element	Value
Prospectus Summary | NYLI VP MacKay U.S. Infrastructure Bond Portfolio
Risk/Return:	oef_RiskReturnAbstract
Risk/Return [Heading]	oef_RiskReturnHeading	NYLIM VP MacKay U.S. Infrastructure Bond Portfolio (formerly, NYLI VP MacKay U.S. Infrastructure Bond Portfolio)
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Portfolio seeks current income.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Portfolio Operating Expenses
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 85% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	85.00%
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The Portfolio, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in an actively managed, diversified portfolio of U.S. infrastructure-related debt issuers and/or securities intended primarily to finance infrastructure-related activities. Fixed income securities are debt obligations and similar instruments that represent a creditor relationship with an issuer or trust and generally provide for the payment of interest (fixed, floating, or otherwise variable) and the repayment of principal, whether at maturity or over time. Infrastructure-related debt securities may include securities with special features (e.g., puts and variable or floating rates) that have price volatility characteristics similar to other debt securities.

Infrastructure-related investments include securities issued to finance any assets or projects that support the operation, function, growth or development of a community or economy. Examples of these investments include, but are not limited to, transportation assets (e.g., roads and bridges), utility assets (e.g., electric, gas and water distribution facilities and networks) and social assets (e.g., hospitals and schools).

The Portfolio may also invest in securities of issuers that (i) directly invest in infrastructure-related companies; (ii) operate or utilize infrastructure-related assets (e.g., airlines, automakers and technology companies); or (iii) have indirect exposure to infrastructure-related assets (e.g., suppliers of construction materials). The Portfolio’s Subadvisor, MacKay Shields LLC, defines an infrastructure-related issuer as an issuer that derives at least 50% of its revenues or profits from, or devotes at least 50% of its assets to, the ownership, management, development, construction, renovation, enhancement, or operation of infrastructure assets or the provision of services to companies engaged in such activities.

The Portfolio invests at least 60% of its assets in taxable municipal debt securities. The Portfolio may invest up to 20% of its assets in tax-exempt municipal debt securities. On average, the Portfolio will invest in municipal bonds that have a maturity of 5 years or longer.

Municipal debt securities include bonds issued by, or on behalf of, the District of Columbia, the states, the territories (including Puerto Rico, Guam and the U.S. Virgin Islands), commonwealths and possessions of the United States and their political subdivisions, and agencies, authorities and instrumentalities. All distributions by the Portfolio, including any distributions derived from tax-exempt municipal obligations, may be includible in taxable income for purposes of the federal alternative minimum tax. The Portfolio does not seek to provide income exempt from federal income tax. The Portfolio may invest in both taxable and tax-exempt municipal bonds.

The Portfolio invests in investment grade securities as rated by a nationally recognized statistical rating organization (“NRSRO”) at the time of purchase, or if unrated, determined to be of comparable quality by MacKay Shields LLC, the Portfolio’s Subadvisor, and invests in commercial paper only if rated in the top two highest rating categories by an NRSRO at the time of purchase, or if unrated, determined by the Subadvisor to be of comparable quality. If NRSROs assign different ratings for the same security, the Portfolio will use the higher rating for purposes of determining the credit quality.

The Portfolio's principal investments may have fixed, variable or floating interest rates and include: taxable and tax-exempt municipal debt securities; obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; mortgage-related and asset-backed securities; certificates of deposit, time deposits and bankers' acceptances issued by U.S. banks or savings and loan associations; and debt securities issued by the United States.

The Portfolio may invest in derivatives, such as futures, options and swap agreements, to seek enhanced returns or to seek to reduce the risk of loss by hedging certain of its holdings.

Investment Process: The Subadvisor seeks to allocate investments primarily across the taxable fixed income market but can also utilize the tax-exempt fixed income market as well as treasuries and agencies. Allocations are based on the current economic environment, the level of absolute and relative yields, and the interest rate outlook. The Subadvisor’s investment process includes a risk analysis that gives consideration to a variety of security-specific risks, including but not limited to, environmental, social and governance (“ESG”) risks that may have a material impact on the performance of a security. In addition to proprietary research, the Subadvisor may use screening tools and, to the extent available, third-party data to identify ESG risk factors that may not have been captured through its own research. The Subadvisor’s consideration of ESG risk is weighed against other criteria and no sectors or industries are explicitly excluded from the Portfolio.

The Subadvisor may sell a security if it no longer believes that the security will contribute to meeting the investment objective of the Portfolio, which may be determined by an evaluation of economic conditions, the issuer's financial condition or relative yield and return expectations.

Strategy Portfolio Concentration [Text]	oef_StrategyPortfolioConcentration	The Portfolio, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in an actively managed, diversified portfolio of U.S. infrastructure-related debt issuers and/or securities intended primarily to finance infrastructure-related activities. Fixed income securities are debt obligations and similar instruments that represent a creditor relationship with an issuer or trust and generally provide for the payment of interest (fixed, floating, or otherwise variable) and the repayment of principal, whether at maturity or over time. Infrastructure-related debt securities may include securities with special features (e.g., puts and variable or floating rates) that have price volatility characteristics similar to other debt securities.
Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns compare with those of a broad measure of market performance and an additional index over time. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The table also includes the average annual returns of the Bloomberg 5-10 Year Taxable Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Past performance is not necessarily an indication of how the Portfolio will perform in the future. Effective May 1, 2024, the Portfolio modified its principal investment strategies. The past performance in the bar chart and table prior to that date reflects the Portfolio’s prior principal investment strategies.

Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Annual Returns, Initial Class Shares(by calendar year 2016-2025)
Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock

Best Quarter
2023 Q4	6.22%
Worst Quarter
2022, Q3	-4.98%

Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2025)
Prospectus Summary | NYLI VP MacKay U.S. Infrastructure Bond Portfolio | Principal Risks
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock
Principal Risks

You can lose money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Portfolio invests or other investments. The Portfolio may receive large purchase or redemption orders which may have adverse effects on performance if the Portfolio were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Portfolio are summarized below. The relative significance of each principal risk summarized below may change over time.

Investments in the Portfolio are not guaranteed. While some of the Portfolio's investments, such as U.S. Treasury obligations, are backed by the "full faith and credit" of the U.S. government, some securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may not be guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government.

Prospectus Summary | NYLI VP MacKay U.S. Infrastructure Bond Portfolio | Risk Lose Money [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	You can lose money by investing in the Portfolio.
Prospectus Summary | NYLI VP MacKay U.S. Infrastructure Bond Portfolio | Risk Not Insured Depository Institution [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Prospectus Summary | NYLI VP MacKay U.S. Infrastructure Bond Portfolio | Market Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Market Risk: Changes in markets may cause the value of investments to fluctuate, which could cause the Portfolio to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress as a result of various market, economic, social and geopolitical factors (including responses to government actions or interventions), such as the imposition (or the threatened imposition) of tariffs for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of shares. Certain securities may be difficult to value under such conditions, and such conditions may add significantly to the risk of volatility in the net asset value of the Portfolio's shares and adversely affect the Portfolio and its investments.

Prospectus Summary | NYLI VP MacKay U.S. Infrastructure Bond Portfolio | Portfolio Management Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results or expected returns. The Subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Portfolio (i) having exposure to certain securities or industry sectors that are different than the composition of the Portfolio's benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Portfolio's benchmark.

Prospectus Summary | NYLI VP MacKay U.S. Infrastructure Bond Portfolio | Debt Securities Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Debt Securities Risk: The risks of investing in debt or fixed-income securities include (without limitation): (i) credit risk, e.g., the issuer or guarantor of a debt security may be unable or unwilling (or be perceived by market participants, rating agencies, pricing services or otherwise as unable or unwilling) to make timely principal and/or interest payments or otherwise honor its obligations, or changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of the Portfolio’s investments; (ii) maturity risk, e.g., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, e.g., low demand for debt securities may negatively impact their price; (iv) interest rate risk, e.g., when interest rates go up, the value of a debt security generally goes down, and when interest rates go down, the value of a debt security generally goes up (long-term debt securities are generally more susceptible to interest rate risk than short-term debt securities); and (v) call or prepayment risk, e.g., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Portfolio’s income if the proceeds are reinvested at lower interest rates.

Interest rate risk is the risk that the value of the Portfolio’s investments in fixed-income or debt securities will change because of changes in interest rates. There is a risk that interest rates across the financial system may change, possibly significantly and/or rapidly. Changes in interest rates (or the expectation of such changes) or a lack of market participants may lead to decreased liquidity and increased volatility in the fixed-income or debt markets, making it more difficult for the Portfolio to sell its fixed-income or debt holdings. Decreased liquidity in the fixed-income or debt markets also may make it more difficult to value some or all of the Portfolio’s fixed-income or debt holdings. For most fixed-income investments, when market interest rates fall, prices of previously-issued fixed-rate debt securities rise. However, when market interest rates fall, prices of certain variable and fixed-rate debt securities may be adversely affected (i.e., falling interest rates bring the possibility of prepayment risk, as an instrument may be redeemed before maturity). Very low or negative interest rates may magnify interest rate risk. There is a risk that the income generated by investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Periods of higher inflation could cause such authorities to raise interest rates, which may adversely affect the Portfolio and its investments. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Portfolio performance to the extent the Portfolio is exposed to such interest rates and/or volatility. Other factors that may affect the value of debt securities include, but are not limited to, economic, social, political, public health, and other crises and responses by governments and companies to such crises. Not all U.S. government debt securities are guaranteed by the U.S. government—some are backed only by the issuing agency, which must rely on its own resources to repay the debt. The Portfolio’s yield will fluctuate with changes in short-term interest rates. Investments in debt or fixed-income securities with put options may receive a lower interest rate than similar investments with a fixed-rate that cannot be redeemed before maturity. In addition, if the Portfolio chooses to exercise its right to put the bond back to the issuer or put provider, these investments are subject to, among other risks, the risk that the put provider will be unable or unwilling to honor the put feature (i.e., purchase the security).

Prospectus Summary | NYLI VP MacKay U.S. Infrastructure Bond Portfolio | Infrastructure Investment Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Infrastructure Investment Risk: The Portfolio’s investments in infrastructure-related securities expose the Portfolio to potential adverse economic, regulatory, political, legal and other changes affecting such investments. Issuers of securities in infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental or other regulations and the effects of economic slowdowns. Rising interest rates could lead to higher financing costs and reduced earnings for infrastructure companies/issuers.

Prospectus Summary | NYLI VP MacKay U.S. Infrastructure Bond Portfolio | Municipal Bond Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Municipal Bond Risk: Municipal bond risks include the inability of the issuer to repay the obligation, the relative lack of information about certain issuers, and the possibility of future tax and legislative changes, which could affect the market for and value of municipal securities. Additional risks include:

• General Obligation Bonds Risk—timely payments depend on the issuer's credit quality, ability to raise tax revenues and ability to maintain an adequate tax base;

• Revenue Bonds (including Industrial Development Bonds) Risk—timely payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source, and may be negatively impacted by the general credit of the user of the facility;

• Private Activity Bonds Risk—municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise, which is solely responsible for paying the principal and interest on the bond, and payment under these bonds depends on the private enterprise’s ability to do so;

• Moral Obligation Bonds Risk—moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality;

• Municipal Notes Risk—municipal notes are shorter-term municipal debt obligations that pay interest that is, in the opinion of bond counsel, generally excludable from gross income for federal income tax purposes (except that the interest may be includable in taxable income for purposes of the federal alternative minimum tax) and that have a maturity that is generally one year or less. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Portfolio may lose money; and

• Municipal Lease Obligations Risk—in a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. Municipal leases may pose additional risks because many leases and contracts contain “non-appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

Municipalities may experience political, economic and financial difficulties in an adverse economic environment. The ability of a municipal issuer to make payments and the value of municipal bonds can be affected by uncertainties in the municipal securities market, including the occurrence of natural disasters or other events impacting markets and/or specific states and issuers. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the Portfolio's net asset value and/or the distributions paid by the Portfolio.

Certain of the issuers in which the Portfolio may invest have recently experienced, or may experience, significant financial difficulties and repeated credit rating downgrades. For example, in recent years, Puerto Rico has experienced difficult financial, economic and other conditions, which may negatively affect the value of the Portfolio’s holdings in Puerto Rico municipal securities.

To be tax exempt, municipal bonds must meet certain regulatory requirements. If a municipal bond fails to meet such requirements, the interest received by the Portfolio from its investment in such bonds and distributed to shareholders may be taxable. It is possible that interest on a municipal bond may be declared taxable after the issuance of the bond, and this determination may apply retroactively to the date of the issuance of the bond, which would cause a portion of prior distributions made by the Portfolio to be taxable to shareholders in the year of receipt.

Prospectus Summary | NYLI VP MacKay U.S. Infrastructure Bond Portfolio | Municipal Bond Focus Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Municipal Bond Focus Risk: From time to time the Portfolio may invest a substantial amount of its assets in municipal bonds on which interest is paid solely from revenues of similar projects. If the Portfolio focuses its investments in this manner, it assumes the legal and economic risks relating to such projects, which may have a significant impact on the Portfolio’s investment performance. In addition, the Portfolio may invest more heavily in bonds from certain cities, states or regions than others, which may increase the Portfolio’s exposure to losses resulting from economic, political or regulatory occurrences impacting these particular cities, states or regions.

Prospectus Summary | NYLI VP MacKay U.S. Infrastructure Bond Portfolio | When-Issued Securities Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

When-Issued Securities Risk: The Portfolio may agree to purchase a security on a when-issued basis, making a commitment to pay a fixed price for a security when it is issued in the future. The principal risk of transactions involving when-issued securities is that the security will be worth less when it is issued or received than the price the Portfolio agreed to pay when it made the commitment.

Prospectus Summary | NYLI VP MacKay U.S. Infrastructure Bond Portfolio | Floating Rate Notes and Variable Rate Notes Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Floating Rate Notes and Variable Rate Notes Risk: Floating and variable rate notes provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate notes may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Portfolio's ability to sell the securities at any given time. Securities with floating interest rates generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much or as fast as interest rates in general. Floating rate loans and other similar debt obligations that lack financial maintenance covenants or possess fewer or contingent financial maintenance covenants and other financial protections for lenders and investors (sometimes referred to as “covenant-lite” loans or obligations) are generally subject to more risk than investments that contain traditional financial maintenance covenants and financial reporting requirements. The terms of many floating rate notes and other instruments are tied to reference rates or benchmarks such as the Secured Overnight Financing Rate (“SOFR”).

Prospectus Summary | NYLI VP MacKay U.S. Infrastructure Bond Portfolio | Derivatives Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies may be riskier than investing directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing the Portfolio to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. For example, if the Portfolio is the seller of credit protection in a credit default swap, the Portfolio effectively adds leverage to its portfolio and is subject to the credit exposure on the full notional value of the swap. Derivatives may be difficult to sell, unwind and/or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio. Futures and other derivatives may be more volatile than direct investments in the instrument underlying the contract, and may not correlate perfectly to the underlying instrument. Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying instrument, the Portfolio may not be able to profitably exercise an option and may lose its entire investment in an option. To the extent that the Portfolio writes or sells an option, if the decline in the value of the underlying instrument is significantly below the exercise price in the case of a written put option or increase above the exercise price in the case of a written call option, the Portfolio could experience a substantial loss. Swaps may be subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Swap transactions tend to shift a Portfolio's investment exposure from one type of investment to another and may entail the risk that a party will default on its payment obligations to the Portfolio. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums on uncleared swaps, which may result in the Portfolio and its counterparties posting higher margin amounts for uncleared swaps. Certain standardized swaps are subject to mandatory central clearing and exchange trading. Central clearing, which interposes a central clearinghouse to each participant’s swap, and exchange trading are intended to reduce counterparty credit risk and increase liquidity but neither makes swap transactions risk-free.

Derivatives may also increase the expenses of the Portfolio.

Prospectus Summary | NYLI VP MacKay U.S. Infrastructure Bond Portfolio | Mortgage-Related and Other Asset-Backed Securities Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Mortgage-Related and Other Asset-Backed Securities Risk: Investments in mortgage-related securities (such as mortgage-backed securities) and other asset-backed securities generally involve a stream of payments based on the underlying obligations. These payments, which are often part interest and part return of principal, vary based on the rate at which the underlying borrowers repay their loans or other obligations. Asset-

backed securities are subject to the risk that borrowers may default on the underlying obligations and that, during periods of falling interest rates, these obligations may be called or prepaid and, during periods of rising interest rates, obligations may be paid more slowly than expected. Impairment of the underlying obligations or collateral, such as by non-payment, will reduce the security's value. Enforcing rights against such collateral in events of default may be difficult or insufficient. The value of these securities may be significantly affected by changes in interest rates (or the expectations of such changes), the market's perception of issuers, and the creditworthiness of the parties involved. The ability of the Portfolio to successfully utilize these instruments may depend on the ability of the Subadvisor to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

Prospectus Summary | NYLI VP MacKay U.S. Infrastructure Bond Portfolio | Money Market/Short-Term Securities Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Money Market/Short-Term Securities Risk: To the extent the Portfolio holds cash or invests in money market or short-term securities, the Portfolio may be less likely to achieve its investment objective. In addition, it is possible that the Portfolio's investments in these instruments could lose money.

Prospectus Summary | NYLI VP MacKay U.S. Infrastructure Bond Portfolio | Yield Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	Yield Risk: There can be no guarantee that the Portfolio will achieve or maintain any particular level of yield.
Prospectus Summary | NYLI VP MacKay U.S. Infrastructure Bond Portfolio | Liquidity and Valuation Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Liquidity and Valuation Risk: The Portfolio’s investments may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Portfolio may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying shares or receive less than the market value when selling shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase. The Portfolio is subject to the risk that it could not meet redemption requests within the allowable time period without significant dilution of remaining investors' interests in the Portfolio. To meet redemption requests or to raise cash to pursue other investment opportunities, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Portfolio’s performance. These risks are heightened for fixed-income instruments in a changing or volatile interest rate environment.

Prospectus Summary | NYLI VP MacKay U.S. Infrastructure Bond Portfolio | Private Placement and Restricted Securities Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Private Placement and Restricted Securities Risk: The Portfolio may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Securities acquired in a private placement generally are subject to strict restrictions on resale, and there may be no market or a limited market for the resale of such securities. Therefore, the Portfolio may be unable to dispose of such securities when it desires to do so or at the most favorable price. This potential lack of liquidity also may make it more difficult to accurately value these securities.

Prospectus Summary | NYLI VP MacKay U.S. Infrastructure Bond Portfolio | Bloomberg U.S. Aggregate Bond Index4
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Bloomberg U.S. Aggregate Bond Index1	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.30%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.36%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.01%
Prospectus Summary | NYLI VP MacKay U.S. Infrastructure Bond Portfolio | Bloomberg 5-10 Year Taxable Municipal Bond Index2
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Bloomberg 5-10 Year Taxable Municipal Bond Index2	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.78%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.94%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.15%
Prospectus Summary | NYLI VP MacKay U.S. Infrastructure Bond Portfolio | Initial Class
Risk/Return:	oef_RiskReturnAbstract
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.50%	[3]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.07%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.57%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 58
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	183
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	318
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 714
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Sep. 30, 2022
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	6.22%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Sep. 30, 2022
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(4.98%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.44%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.10%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.38%
Annual Return [Percent]	oef_AnnlRtrPct	1.07%
Annual Return [Percent]	oef_AnnlRtrPct	2.11%
Annual Return [Percent]	oef_AnnlRtrPct	(0.06%)
Annual Return [Percent]	oef_AnnlRtrPct	5.42%
Annual Return [Percent]	oef_AnnlRtrPct	4.97%
Annual Return [Percent]	oef_AnnlRtrPct	(1.50%)
Annual Return [Percent]	oef_AnnlRtrPct	(11.29%)
Annual Return [Percent]	oef_AnnlRtrPct	5.00%
Annual Return [Percent]	oef_AnnlRtrPct	1.03%
Annual Return [Percent]	oef_AnnlRtrPct	8.44%
Performance Inception Date	oef_PerfInceptionDate	Jan. 29, 1993
Prospectus Summary | NYLI VP MacKay U.S. Infrastructure Bond Portfolio | Service Class
Risk/Return:	oef_RiskReturnAbstract
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.50%	[3]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.07%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.82%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 84
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	262
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	455
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,014
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.17%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.15%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.13%
Performance Inception Date	oef_PerfInceptionDate	Jun. 04, 2003

[1]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[2]	The Bloomberg 5-10 Year Taxable Municipal Bond Index is the 5-10 year component of the Bloomberg Taxable Municipal Bond Index.
[3]	The management fee is as follows: 0.50% on assets up to $500 million; 0.475% on assets from $500 million to $1 billion; 0.45% on assets from $1 billion to $3 billion; and 0.43% on assets over $3 billion.